Borrowings (Details Narrative) $ in Millions, $ in Millions			1 Months Ended				12 Months Ended
	Jul. 06, 2022 ARS ($)	Nov. 12, 2020 ARS ($)	Apr. 25, 2023	Dec. 21, 2022 ARS ($)	Aug. 23, 2022 ARS ($)	Jul. 25, 2022	Jun. 30, 2023 ARS ($)	Apr. 04, 2023 ARS ($)	Feb. 16, 2023 ARS ($)	Jan. 31, 2023 ARS ($)	Jul. 08, 2022 ARS ($)	Jul. 06, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	May 16, 2022 ARS ($)	Feb. 08, 2022 ARS ($)
Statement [Line Items]
Total Borrowings from collateralized liabilities							$ 40,064.0						$ 31,339.0
Aggregate principal amount							$ 113.0
Nominal value cancelled		$ 22.5										$ 239.0		$ 70.6
Series XIV Notes [Member]
Statement [Line Items]
Muturity date							Jun. 22, 2028
Issuance price percentage	66.38%			100.00%	100.00%
Aggregate principal amount	$ 360.0			$ 38.2	$ 5,122.5		$ 121.0
Value of shares issued											$ 171.2
Description of interest payable	March 3, 2026 and will accrue interest at a fixed rate of 8.00%, with interest payable semi-annually on January 3 and July 3 from 2023 to 2026, and at maturity. Amortization will be in one installment on March 3, 2026. The isse price was 100%			interest rate 0% and the capital amortization will be in three installments: 33% in month 36, 33% in month 42 and 34% at maturity, on December 21, 2026	annual interest rate of Private Badlar + 1.0%, payable quarterly, and will mature on February 23, 2024		interest at a fixed rate of 8.75%, with interest payable semi-annually on June 22 and December 22 of each year, until expiration. Amortization will be in annual installments payable on June 22 of each year, each for 17.5% from 2024 to 2027 and the remaining 30% on June 22, 2028. The issue price was 100%
Leaving outstanding amount									$ 14.7							$ 121.0
Series XV Notes [Member]
Statement [Line Items]
Description of semi annual payments							for USD 61.7 million at a fixed rate of 8.0%, with semi-annual payments. The principal will be paid at maturity on March 25, 2025. The price of issuance was 100.0% of the nominal value
Value of shares issued										$ 90.0
Series XVI Notes [Member]
Statement [Line Items]
Description of semi annual payments							for USD 28.2 million at a fixed rate of 7.0%, with semi-annual payments. The principal will be paid at maturity on July 25, 2025. The price of issuance was 100.0% of the nominal value
Series II Notes [Member]
Statement [Line Items]
Leaving outstanding amount	$ 14.0														$ 121.0
Series IX Notes [Member]
Statement [Line Items]
Muturity date		Mar. 01, 2023
Nominal value cancelled		$ 22.5
Nominal value originally issed		81.0
Nominal value under circulation		$ 58.0
Series XVII Notes [Member]
Statement [Line Items]
Description of semi annual payments							for USD 25 million at a fixed rate of 5.0%, with semi-annual payments except for the first and second interest payments that will be made at 9 and 12 months, respectively, from the Issue and Settlement Date. The principal will be paid at maturity on December 7, 2025. The price of issuance was 100.0% of the nominal value
Series II Notes by FyO [Member]
Statement [Line Items]
Description of non-convertible notes						local market for an amount of USD 15 million with a term of 3 years. The debt securities are denominated in dollars and payable in pesos at the applicable exchange rate, with a fixed annual rate of 0.0% and maturing on July 25, 2025. The issue price was 100.0% of the value nominal
Series III Notes by FyO [Member]
Statement [Line Items]
Description of non-convertible notes			for an amount of USD 20 million, at a fixed rate of 0.0% and maturiting 36 months from the issuance date. The capital amortization will be in two installments: the first installment for 50% of the nominal value on December 25, 2025 and the second installment for 50% of the nominal value on the maturity date, April 25, 2026. The issuance price was 100.0% of the nominal value
Series XLI Notes [Member]
Statement [Line Items]
Description of semi annual payments							Argentine pesos for ARS 4,147,3 million (equivalent to USD 20.0 million) at a variable interest rate BADLAR plus 3% spread, with quarterly interests’ payments. The Capital amortization will be 100% at maturity, on October 4, 2024. The issuance price was 100.0% of the nominal value.
Value of shares issued								$ 50.0
Series XLII Notes [Member]
Statement [Line Items]
Description of semi annual payments							Argentine pesos for USD 30.0 million, with 0% interest rate. The Capital amortization will be in three installments: 33% on October 4, 2025, 33% on January 4, 2026, and 34% at maturity, on May 4, 2026. The issuance price was 100.0%.